Schedule of Investments (unaudited) September 30, 2019	LifePath Dynamic 2020 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(e) — 103.1%

Equity Funds — 38.5%
Active Stock Master Portfolio	$56,071,753	$56,071,753
BlackRock Advantage Emerging Markets Fund — Class K(a)	828,420	8,284,198
BlackRock Tactical Opportunities Fund — Class K	586,210	8,001,773
International Tilts Master Portfolio	12,806,591	12,806,591
iShares Developed Real Estate Index Fund — Class K	530,729	5,986,619
iShares Edge MSCI Multifactor International ETF(b)	104,609	2,667,530
iShares Edge MSCI Multifactor USA ETF	83,100	2,652,552
iShares MSCI EAFE Small-Cap ETF(b)	57,909	3,314,132

		99,785,148

Fixed Income Funds — 56.4%
CoreAlpha Bond Master Portfolio	104,262,848	104,262,848

Security	Shares/ Investment Value	Value

Fixed Income Funds (continued)
iShares TIPS Bond ETF	$182,518	$21,225,018
Master Total Return Portfolio	20,854,914	20,854,914

		146,342,780

Short-Term Securities — 8.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.14%(c)(d)	3,285,757	3,287,400
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.89%(c)	17,922,953	17,922,953

		21,210,353

Total Affiliated Investment Companies — 103.1% (Cost — $200,396,330)		267,338,281

Liabilities in Excess of Other Assets — (3.1)%		(8,118,344)

Net Assets — 100.0%		$259,219,937

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of the security was purchased with the cash collateral from loaned securities.
(e)

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Dynamic Master Portfolio were as follows:

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/18	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio(b)	$76,552,641	$—	$(20,480,888)	$56,071,753	$56,071,753	$1,075,066		$5,139,350	$6,209,062
BlackRock Advantage Emerging Markets Fund — Class K	1,146,383	155,620	(473,583)	828,420	8,284,198	—		(404,859)	1,072,770
BlackRock Cash Funds: Institutional, SL Agency Shares(b)	7,349,251	—	(4,063,494)	3,285,757	3,287,400	9,682	(c)	2,144	—
BlackRock Cash Funds: Treasury, SL Agency Shares(b)	1,066,119	16,856,834	—	17,922,953	17,922,953	110,231		—	—
BlackRock Tactical Opportunities Fund — Class K	685,745	40,587	(140,122)	586,210	8,001,773	—		(959)	995
CoreAlpha Bond Master Portfolio(b)	$113,419,513	$—	$(9,156,665)	$104,262,848	104,262,848	2,593,618		3,140,921	14,692,326
International Tilts Master Portfolio(b)	$21,153,331	$—	$(8,346,740)	$12,806,591	12,806,591	540,415		116,292	2,906,807

Schedule of Investments (unaudited) (continued) September 30, 2019	LifePath Dynamic 2020 Master Portfolio

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/18	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at 09/30/19	Value at 09/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
iShares Developed Real Estate Index Fund — Class K	—	530,729	—	530,729	$5,986,619	$1	$—	$13,865
iShares Edge MSCI Multifactor International ETF	160,454	—	(55,845)	104,609	2,667,530	72,922	113,103	159,492
iShares Edge MSCI Multifactor USA ETF	79,018	8,111	(4,029)	83,100	2,652,552	35,291	5,280	326,176
iShares International Developed Real Estate ETF(d)	—	34,964	(34,964)	—	—	4,966	(6,277)	—
iShares MSCI EAFE Small-Cap ETF	88,106	—	(30,197)	57,909	3,314,132	82,154	(227,908)	669,784
iShares TIPS Bond ETF	207,548	16,456	(41,486)	182,518	21,225,018	326,492	116,731	1,298,748
iShares U.S. Real Estate ETF(d)	—	19,453	(19,453)	—	—	—	(1,745)	—
Master Total Return Portfolio(b)	$15,584,660	$5,270,254	$—	$20,854,914	20,854,914	713,445	326,920	4,092,390

					$267,338,281	$5,564,283	$8,318,993	$31,442,415

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	As of period end, the entity is no longer held by the LifePath Dynamic Master Portfolio.

Currency Abbreviations

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

ILS	Israeli Shekel

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

SGD	Singapore Dollar

USD	United States Dollar

Portfolio Abbreviations

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

Schedule of Investments (unaudited) (continued) September 30, 2019	LifePath Dynamic 2020 Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSX 60 Index	15	12/19/19	$2,256	$11,167
Ultra Long U.S. Treasury Bond	3	12/19/19	576	(3,871)
E-Mini MSCI EAFE Index	35	12/20/19	3,322	(5,539)
Russell 2000 E-Mini Index	115	12/20/19	8,769	(311,610)
S&P 500 E-Mini Index	55	12/20/19	8,191	(69,904)

				(379,757)

Short Contracts
10-Year U.S. Treasury Note	13	12/19/19	1,694	18,194
10-Year U.S. Ultra Long Treasury Bond	27	12/19/19	3,845	33,050

				51,244

				$(328,513)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	8,000	USD	5,389	Standard Chartered Bank	10/15/19	$13
AUD	78,000	USD	52,618	Standard Chartered Bank	10/15/19	53
CAD	6,000	USD	4,525	Bank of America N.A.	10/15/19	5
CAD	96,000	USD	72,275	Standard Chartered Bank	10/15/19	203
CAD	18,000	USD	13,487	UBS AG	10/15/19	103
GBP	13,000	USD	15,860	Bank of America N.A.	10/15/19	133
GBP	4,000	USD	4,888	Barclays Bank PLC	10/15/19	32
HKD	102,000	USD	13,007	BNP Paribas S.A.	10/15/19	9
HKD	94,000	USD	11,996	Barclays Bank PLC	10/15/19	—
HKD	1,161,000	USD	148,144	JPMorgan Chase Bank N.A.	10/15/19	17
HKD	57,000	USD	7,272	UBS AG	10/15/19	2
ILS	14,000	USD	3,961	Bank of America N.A.	10/15/19	68
ILS	17,000	USD	4,881	Citibank N.A.	10/15/19	12
JPY	966,000	USD	8,942	Nomura International PLC	10/15/19	—
JPY	955,000	USD	8,839	State Street Bank and Trust Co.	10/15/19	—
SGD	4,000	USD	2,893	Citibank N.A.	10/15/19	1
SGD	5,000	USD	3,605	JPMorgan Chase Bank N.A.	10/15/19	13
SGD	3,000	USD	2,163	State Street Bank and Trust Co.	10/15/19	8
SGD	2,000	USD	1,448	UBS AG	10/15/19	—
SGD	12,000	USD	8,648	UBS AG	10/15/19	36
USD	679	AUD	1,000	BNP Paribas S.A.	10/15/19	4
USD	53,556	AUD	79,000	Bank of America N.A.	10/15/19	210
USD	92,445	AUD	136,000	Standard Chartered Bank	10/15/19	609
USD	39,175	AUD	58,000	State Street Bank and Trust Co.	10/15/19	9
USD	3,027	CAD	4,000	Standard Chartered Bank	10/15/19	7
USD	27,211	CHF	27,000	Bank of America N.A.	10/15/19	128
USD	28,385	CHF	28,000	JPMorgan Chase Bank N.A.	10/15/19	299

Schedule of Investments (unaudited) (continued) September 30, 2019	LifePath Dynamic 2020 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,388	EUR	3,000	BNP Paribas S.A.	10/15/19	$115
USD	5,470	EUR	5,000	Deutsche Bank AG	10/15/19	15
USD	6,613	EUR	6,000	Deutsche Bank AG	10/15/19	67
USD	11,101	EUR	10,000	Goldman Sachs International	10/15/19	191
USD	46,520	EUR	42,000	Royal Bank of Canada	10/15/19	697
USD	1,124	EUR	1,000	State Street Bank and Trust Co.	10/15/19	33
USD	2,214	EUR	2,000	State Street Bank and Trust Co.	10/15/19	32
USD	2,223	EUR	2,000	State Street Bank and Trust Co.	10/15/19	41
USD	2,269	EUR	2,000	State Street Bank and Trust Co.	10/15/19	87
USD	6,687	EUR	6,000	State Street Bank and Trust Co.	10/15/19	141
USD	18,122	EUR	16,000	State Street Bank and Trust Co.	10/15/19	666
USD	58,713	EUR	52,000	State Street Bank and Trust Co.	10/15/19	1,980
USD	232,404	EUR	211,000	State Street Bank and Trust Co.	10/15/19	2,199
USD	6,173	GBP	5,000	BNP Paribas S.A.	10/15/19	22
USD	2,487	GBP	2,000	Barclays Bank PLC	10/15/19	26
USD	3,748	GBP	3,000	Deutsche Bank AG	10/15/19	57
USD	6,245	GBP	5,000	JPMorgan Chase Bank N.A.	10/15/19	94
USD	109,888	GBP	88,000	JPMorgan Chase Bank N.A.	10/15/19	1,629
USD	84,655	JPY	9,118,000	Bank of America N.A.	10/15/19	255
USD	62,426	JPY	6,607,000	JPMorgan Chase Bank N.A.	10/15/19	1,269
USD	314,016	JPY	33,669,000	JPMorgan Chase Bank N.A.	10/15/19	2,363
USD	114	NOK	1,000	BNP Paribas S.A.	10/15/19	5
USD	1,029	NOK	9,000	BNP Paribas S.A.	10/15/19	39
USD	50,980	NOK	435,000	Bank of America N.A.	10/15/19	3,154
USD	233	NOK	2,000	Citibank N.A.	10/15/19	13
USD	902	NOK	8,000	Goldman Sachs International	10/15/19	22
USD	2,195	NOK	19,000	Goldman Sachs International	10/15/19	106
USD	2,121	NOK	19,000	JPMorgan Chase Bank N.A.	10/15/19	33
USD	349	NOK	3,000	Standard Chartered Bank	10/15/19	19
USD	575	NOK	5,000	State Street Bank and Trust Co.	10/15/19	26
USD	7,106	NOK	64,000	State Street Bank and Trust Co.	10/15/19	70
USD	2,521	NZD	4,000	State Street Bank and Trust Co.	10/15/19	15
USD	2,529	NZD	4,000	State Street Bank and Trust Co.	10/15/19	24
USD	3,216	SEK	31,000	BNP Paribas S.A.	10/15/19	64
USD	2,754	SEK	27,000	Citibank N.A.	10/15/19	9
USD	46,166	SEK	447,000	Citibank N.A.	10/15/19	720
USD	1,038	SEK	10,000	Deutsche Bank AG	10/15/19	21
USD	2,084	SEK	20,000	Deutsche Bank AG	10/15/19	51
USD	21,553	SEK	210,000	Deutsche Bank AG	10/15/19	202
USD	47,044	SGD	65,000	Bank of America N.A.	10/15/19	10
USD	71,907	SGD	99,000	State Street Bank and Trust Co.	10/15/19	270

						18,826

AUD	84,000	USD	58,858	Bank of America N.A.	10/15/19	(2,135)
AUD	13,000	USD	8,780	Deutsche Bank AG	10/15/19	(2)
AUD	7,000	USD	4,846	Goldman Sachs International	10/15/19	(119)
AUD	32,000	USD	21,896	Goldman Sachs International	10/15/19	(288)
AUD	1,000	USD	700	Nomura International PLC	10/15/19	(25)
AUD	6,000	USD	4,184	Nomura International PLC	10/15/19	(133)
AUD	8,000	USD	5,537	Nomura International PLC	10/15/19	(135)

Schedule of Investments (unaudited) (continued) September 30, 2019	LifePath Dynamic 2020 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	82,000	USD	55,530	State Street Bank and Trust Co.	10/15/19	$(158)
CAD	13,000	USD	9,990	Bank of America N.A.	10/15/19	(175)
CAD	1,000	USD	758	Deutsche Bank AG	10/15/19	(3)
CAD	3,000	USD	2,286	JPMorgan Chase Bank N.A.	10/15/19	(21)
CHF	52,000	USD	53,150	Barclays Bank PLC	10/15/19	(989)
CHF	3,000	USD	3,050	Citibank N.A.	10/15/19	(40)
EUR	2,000	USD	2,249	BNP Paribas S.A.	10/15/19	(67)
EUR	203,000	USD	222,972	BNP Paribas S.A.	10/15/19	(1,494)
EUR	8,000	USD	8,801	Bank of America N.A.	10/15/19	(73)
EUR	34,000	USD	37,651	Bank of America N.A.	10/15/19	(556)
EUR	2,000	USD	2,242	Goldman Sachs International	10/15/19	(60)
EUR	16,000	USD	17,603	Goldman Sachs International	10/15/19	(147)
EUR	2,000	USD	2,239	JPMorgan Chase Bank N.A.	10/15/19	(57)
EUR	12,000	USD	13,208	JPMorgan Chase Bank N.A.	10/15/19	(115)
EUR	1,000	USD	1,127	Nomura International PLC	10/15/19	(36)
EUR	15,000	USD	16,895	Nomura International PLC	10/15/19	(530)
EUR	1,000	USD	1,131	State Street Bank and Trust Co.	10/15/19	(40)
EUR	2,000	USD	2,259	State Street Bank and Trust Co.	10/15/19	(77)
EUR	5,000	USD	5,598	State Street Bank and Trust Co.	10/15/19	(143)
EUR	6,000	USD	6,612	State Street Bank and Trust Co.	10/15/19	(66)
EUR	7,000	USD	7,943	State Street Bank and Trust Co.	10/15/19	(306)
EUR	19,000	USD	21,180	State Street Bank and Trust Co.	10/15/19	(450)
EUR	23,000	USD	25,483	State Street Bank and Trust Co.	10/15/19	(390)
GBP	36,000	USD	45,334	Bank of America N.A.	10/15/19	(1,047)
GBP	74,000	USD	91,595	Goldman Sachs International	10/15/19	(560)
GBP	4,000	USD	4,999	State Street Bank and Trust Co.	10/15/19	(78)
HKD	23,000	USD	2,940	Citibank N.A.	10/15/19	(5)
HKD	46,000	USD	5,885	State Street Bank and Trust Co.	10/15/19	(14)
HKD	8,000	USD	1,023	UBS AG	10/15/19	(2)
JPY	9,163,000	USD	85,259	Bank of America N.A.	10/15/19	(443)
JPY	26,470,000	USD	246,343	Bank of America N.A.	10/15/19	(1,327)
JPY	133,000	USD	1,253	Deutsche Bank AG	10/15/19	(22)
JPY	411,000	USD	3,832	Deutsche Bank AG	10/15/19	(27)
JPY	796,000	USD	7,381	Deutsche Bank AG	10/15/19	(13)
JPY	986,000	USD	9,329	Deutsche Bank AG	10/15/19	(202)
JPY	123,000	USD	1,170	Goldman Sachs International	10/15/19	(31)
JPY	517,000	USD	4,902	Goldman Sachs International	10/15/19	(116)
JPY	623,000	USD	5,800	Goldman Sachs International	10/15/19	(33)
JPY	379,000	USD	3,587	JPMorgan Chase Bank N.A.	10/15/19	(79)
JPY	441,000	USD	4,174	JPMorgan Chase Bank N.A.	10/15/19	(92)
JPY	1,401,000	USD	12,993	JPMorgan Chase Bank N.A.	10/15/19	(25)
JPY	129,000	USD	1,200	Nomura International PLC	10/15/19	(6)
JPY	178,000	USD	1,664	Nomura International PLC	10/15/19	(16)
JPY	450,000	USD	4,168	Nomura International PLC	10/15/19	(3)
JPY	522,000	USD	4,941	Nomura International PLC	10/15/19	(109)
JPY	1,061,000	USD	10,013	Nomura International PLC	10/15/19	(192)
JPY	1,077,000	USD	10,146	Nomura International PLC	10/15/19	(177)
JPY	272,000	USD	2,566	Standard Chartered Bank	10/15/19	(48)
JPY	411,000	USD	3,878	Standard Chartered Bank	10/15/19	(73)
JPY	899,000	USD	8,495	Standard Chartered Bank	10/15/19	(174)
JPY	1,503,000	USD	14,250	Standard Chartered Bank	10/15/19	(337)
JPY	5,969,000	USD	56,370	Standard Chartered Bank	10/15/19	(1,119)

Schedule of Investments (unaudited) (continued) September 30, 2019	LifePath Dynamic 2020 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	619,000	USD	5,840	State Street Bank and Trust Co.	10/15/19	$(110)
JPY	674,000	USD	6,279	State Street Bank and Trust Co.	10/15/19	(41)
JPY	707,000	USD	6,548	State Street Bank and Trust Co.	10/15/19	(4)
JPY	1,760,000	USD	16,402	State Street Bank and Trust Co.	10/15/19	(111)
NOK	236,000	USD	26,006	Bank of America N.A.	10/15/19	(59)
NOK	59,000	USD	6,490	JPMorgan Chase Bank N.A.	10/15/19	(3)
NOK	270,000	USD	29,849	JPMorgan Chase Bank N.A.	10/15/19	(163)
NZD	8,000	USD	5,343	Standard Chartered Bank	10/15/19	(332)
SEK	11,000	USD	1,182	Bank of America N.A.	10/15/19	(64)
SEK	362,000	USD	38,821	Bank of America N.A.	10/15/19	(2,016)
SEK	51,000	USD	5,449	Deutsche Bank AG	10/15/19	(264)
SEK	51,000	USD	5,206	JPMorgan Chase Bank N.A.	10/15/19	(20)
SEK	6,000	USD	638	State Street Bank and Trust Co.	10/15/19	(28)
SEK	19,000	USD	2,035	State Street Bank and Trust Co.	10/15/19	(104)
SEK	229,000	USD	23,554	State Street Bank and Trust Co.	10/15/19	(271)
SEK	16,000	USD	1,676	UBS AG	10/15/19	(50)
SGD	5,000	USD	3,649	Citibank N.A.	10/15/19	(31)
SGD	7,000	USD	5,067	Citibank N.A.	10/15/19	(2)
SGD	83,000	USD	61,104	Standard Chartered Bank	10/15/19	(1,045)
SGD	1,000	USD	730	State Street Bank and Trust Co.	10/15/19	(7)
SGD	2,000	USD	1,453	State Street Bank and Trust Co.	10/15/19	(5)
SGD	2,000	USD	1,461	State Street Bank and Trust Co.	10/15/19	(14)
SGD	2,000	USD	1,463	State Street Bank and Trust Co.	10/15/19	(16)
SGD	4,000	USD	2,912	State Street Bank and Trust Co.	10/15/19	(18)
SGD	30,000	USD	21,753	State Street Bank and Trust Co.	10/15/19	(45)
SGD	14,000	USD	10,166	UBS AG	10/15/19	(35)
USD	30,299	AUD	45,000	State Street Bank and Trust Co.	10/15/19	(88)
USD	15,851	CAD	21,000	Citibank N.A.	10/15/19	(3)
USD	1,509	CAD	2,000	Deutsche Bank AG	10/15/19	(1)
USD	76,928	CAD	102,000	JPMorgan Chase Bank N.A.	10/15/19	(80)
USD	6,029	CAD	8,000	State Street Bank and Trust Co.	10/15/19	(11)
USD	7,253	GBP	6,000	Citibank N.A.	10/15/19	(128)
USD	15,880	GBP	13,000	Citibank N.A.	10/15/19	(113)
USD	4,859	GBP	4,000	State Street Bank and Trust Co.	10/15/19	(62)
USD	6,077	GBP	5,000	State Street Bank and Trust Co.	10/15/19	(74)
USD	9,058	HKD	71,000	BNP Paribas S.A.	10/15/19	(3)
USD	5,099	HKD	40,000	Citibank N.A.	10/15/19	(6)
USD	148,492	HKD	1,164,000	Citibank N.A.	10/15/19	(51)
USD	27,549	HKD	216,000	Goldman Sachs International	10/15/19	(16)
USD	4,304	ILS	15,000	Bank of America N.A.	10/15/19	(14)
USD	4,575	ILS	16,000	Goldman Sachs International	10/15/19	(31)
USD	94,414	JPY	10,201,000	State Street Bank and Trust Co.	10/15/19	(10)
USD	8,652	SGD	12,000	UBS AG	10/15/19	(31)
CAD	3,334,409	USD	2,529,609	Bank of America N.A.	12/18/19	(9,555)
EUR	4,400,000	USD	4,863,866	Deutsche Bank AG	12/18/19	(39,534)
EUR	8,285,794	USD	9,224,782	Deutsche Bank AG	12/18/19	(139,914)
EUR	149,018	USD	165,847	Morgan Stanley & Co. International PLC	12/18/19	(2,458)

						(212,241)

						$(193,415)

Schedule of Investments (unaudited) (continued) September 30, 2019	LifePath Dynamic 2020 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Dynamic Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Dynamic Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors.

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Dynamic Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the LifePath Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment
Companies:	$52,131,822	$—	$—	$52,131,822
Short-Term Securities	21,210,353	—	—	21,210,353

Subtotal	$73,342,175	$—	$—	$73,342,175

Investments Valued at Net Asset Value (“NAV”)(a)				193,996,106

Total Investments				$267,338,281

Derivative Financial Instruments(b)
Assets:
Equity contracts	$11,167	$—	$—	$11,167
Forward foreign currency contracts	—	18,826	—	18,826
Interest rate contracts	51,244	—	—	51,244

Schedule of Investments (unaudited) (continued) September 30, 2019	LifePath Dynamic 2020 Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments (continued)
Liabilities:
Equity contracts	$(387,053)	$—	$—	$(387,053)
Forward foreign currency contracts	—	(212,241)	—	(212,241)
Interest rate contracts	(3,871)	—	—	(3,871)

	$(328,513)	$(193,415)	$—	$(521,928)

(a)	Certain investments of the LifePath Dynamic Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.